Taxes, fees and contributions payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Taxes, fees and contributions payable	R$ 3,926,854	R$ 3,058,718
Current portion	(3,888,568)	(3,048,115)
Non-current portion	38,286	10,603
Imposto Sobre Circulacao De Mercadorias Servicos [Member]
IfrsStatementLineItems [Line Items]
Taxes, fees and contributions payable	279,776	249,485
Agencia Nacionl De Telecomunicacoes Taxes And Fees [Member]
IfrsStatementLineItems [Line Items]
Taxes, fees and contributions payable	3,389,167	2,563,784
Imposto Sobre Service [Member]
IfrsStatementLineItems [Line Items]
Taxes, fees and contributions payable	72,274	67,765
PIS/COFINS [Member]
IfrsStatementLineItems [Line Items]
Taxes, fees and contributions payable	51,294	49,312
Other [Member]
IfrsStatementLineItems [Line Items]
Taxes, fees and contributions payable	R$ 134,343	R$ 128,372